SMALLCAP World Fund® Summary prospectus December 1, 2013 (as supplemented December 13, 2013)

Class A	B	C	F-1	F-2	529-A	529-B	529-C
SMCWX	SCWBX	SCWCX	SCWFX	SMCFX	CSPAX	CSPBX	CSPCX

529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
CSPEX	CSPFX	RSLAX	RSLBX	RSLCX	RSLEX	RSLFX	RLLGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/
prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an e-mail request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated December 1, 2013 (as supplemented December 13, 2013), are incorporated by reference into this summary prospectus.

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 58 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.21	0.99	0.99
Other expenses	0.25	0.25	0.29	0.18	0.18	0.34	0.36	0.35
Total annual fund operating expenses	1.13	1.89	1.93	1.07	0.82	1.19	1.99	1.98

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.50	0.00	0.98	0.74	0.50	0.25	none	none
Other expenses	0.29	0.34	0.22	0.48[2]	0.26	0.18	0.13	0.08
Total annual fund operating expenses	1.43	0.98	1.84	1.86	1.40	1.07	0.77	0.72
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Estimated based on current fees.

SMALLCAP World Fund/Summary prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$684	$ 913	$1,161	$1,871
B	692	994	1,221	2,013
C	296	606	1,042	2,254
F-1	109	340	590	1,306
F-2	84	262	455	1,014
529-A	709	970	1,249	2,037
529-B	722	1,063	1,329	2,209
529-C	321	660	1,124	2,403
529-E	165	491	839	1,813
529-F-1	120	351	600	1,305
R-1	187	579	995	2,159
R-2	189	585	1,006	2,180
R-3	143	443	766	1,680
R-4	109	340	590	1,306
R-5	79	246	428	954
R-6	74	230	401	894

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$192	$594	$1,021	$2,013
C	196	606	1,042	2,254
529-B	222	663	1,129	2,209
529-C	221	660	1,124	2,403

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

SMALLCAP World Fund/Summary prospectus 2

Principal investment strategies

Normally the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Because of this, the fund may have less than 80% of its net assets in small market capitalization stocks at any given time. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States, including in emerging markets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the

SMALLCAP World Fund/Summary prospectus 3

countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Small-/Mid-Cap Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

SMALLCAP World Fund/Summary prospectus 4

Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	4/30/1990	14.94%	–0.91%	11.00%	9.02%
− After taxes on distributions		14.68	–0.97	10.52	N/A
− After taxes on distributions and sale of fund shares		9.99	–0.73	9.81	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	16.03%	–0.90%	10.98%	1.93%
C	3/15/2001	20.00	–0.48	10.79	6.64
F-1	3/15/2001	22.01	0.30	11.68	7.36
F-2	8/1/2008	22.35	N/A	N/A	5.14
529-A	2/19/2002	14.88	–0.94	10.97	8.09
529-B	2/20/2002	15.90	–0.97	10.87	7.93
529-C	2/20/2002	19.92	–0.57	10.70	7.71
529-E	3/15/2002	21.56	–0.05	11.28	7.71
529-F-1	9/17/2002	22.13	0.44	11.77	11.16
R-1	6/19/2002	21.05	–0.46	10.81	8.20
R-2	5/31/2002	21.03	–0.55	10.78	7.65
R-3	6/20/2002	21.59	–0.04	11.28	8.74
R-4	7/24/2002	22.04	0.32	11.68	10.74
R-5	5/15/2002	22.42	0.63	12.03	8.50
R-6	5/1/2009	22.48	N/A	N/A	18.79

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	18.06%	2.33%	12.07%	N/A
Lipper Global Small-/Mid-Cap Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	18.19	0.87	10.88	9.19%
Consumer Price Index	1.74	1.80	2.41	2.58

SMALLCAP World Fund/Summary prospectus 5

After-tax returns are shown only for Class A shares, after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Jonathan Knowles Vice Chairman of the Board	14 years	Senior Vice President – Capital World Investors
Gregory W. Wendt President and Director	6 years	Senior Vice President – Capital Research Global Investors
Brady L. Enright Senior Vice President	9 years	Senior Vice President – Capital World Investors
J. Blair Frank Senior Vice President	15 years	Senior Vice President – Capital Research Global Investors
Lawrence Kymisis Senior Vice President	6 years	Senior Vice President – Capital Research Global Investors
Bradford F. Freer Vice President	6 years	Senior Vice President – Capital World Investors
Julian N. Abdey	2 years	Senior Vice President – Capital World Investors
Mark E. Denning	22 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	18 years	Senior Vice President – Capital Research Global Investors
Harold H. La	1 year	Senior Vice President – Capital Research Global Investors
Andraz Razen	4 years	Vice President – Capital World Investors
SMALLCAP World Fund/Summary prospectus 6

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

MFGEIPX-035-1213/1213P Litho in USA CGD/RRD/8018	Investment Company File No. 811-05888

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	PATRICK F. QUAN
PATRICK F. QUAN
SECRETARY

SMALLCAP World Fund®

Summary Prospectus Supplement

(for summary prospectus dated December 1, 2013)

The table in the summary prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section is amended in its entirety as follows:

Annual fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Share classes

	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.21	0.99	0.99
Other expenses	0.25	0.25	0.29	0.18	0.18	0.34	0.36	0.35
Total annual fund operating expenses	1.13	1.89	1.93	1.07	0.82	1.19	1.99	1.98

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.50	0.00	0.98	0.74	0.50	0.25	none	none
Other expenses	0.29	0.34	0.22	0.48[2]	0.26	0.18	0.13	0.08
Total annual fund operating expenses	1.43	0.98	1.84	1.86	1.40	1.07	0.77	0.72

Keep this supplement with your summary prospectus.

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MFGESL-020-1213P Litho in USA CGD/DST/10039-S40663 00097518